Document and Entity Information	Jun. 11, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2026
Entity File Number	001-39128
Entity Registrant Name	Momentus Inc.
Entity Central Index Key	0001781162
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1905538
Entity Address, Address Line One	1762 Automation Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	650
Local Phone Number	564-7820
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	MNTS
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	MNTSW
Security Exchange Name	NASDAQ